Leases - Maturities of Lease Liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 76,661	£ 59,841
Lease liabilities included in the balance sheet	69,014	55,897	£ 63,685
Current	14,573	11,898
Non-current	54,441	43,999
Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	76,631	59,759
Lease liabilities included in the balance sheet	68,984	55,816	63,510
Current	14,550	11,846
Non-current	54,434	43,970
Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	30	82
Lease liabilities included in the balance sheet	30	81	£ 175
Current	23	52
Non-current	7	29
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	14,573	11,898
Less than 1 year | Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	14,550	11,846
Less than 1 year | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	23	52
1 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	45,025	33,233
1 to 5 years | Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	45,018	33,203
1 to 5 years | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	7	30
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	17,063	14,710
More than 5 years | Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	17,063	14,710
More than 5 years | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 0	£ 0